Pension and Non-pension Post-employment Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Percentage of plan members that are active employees of the Company		1.00%
Loss on pension annuity purchases (see note 18(a))	$ 0.2	$ 0.0	$ 0.0	$ 0.2
Plan assets, at fair value		$ 214.1	361.9
Percentage of plan assets held with financial institutions with a rating of A- or above		92.00%
Number of basis points		1.00%
Pension Plan
Disclosure of defined benefit plans [line items]
Plan assets, at fair value		$ 211.8	359.9
Plan assets, decrease due to restrictions		(0.9)	(1.6)
Level 1
Disclosure of defined benefit plans [line items]
Plan assets, at fair value		32.1	33.2
Level 3
Disclosure of defined benefit plans [line items]
Plan assets, at fair value		$ 182.0	$ 328.7